Fair Value Measurements And Financial Instruments (Tables)	12 Months Ended
Dec. 29, 2012
Fair Value Disclosures [Abstract]
Summary Of Financial Assets Measured At Fair Value On A Recurring Basis
A summary of financial assets measured at fair value on a recurring basis at December 29, 2012 and December 31, 2011 is as follows (in millions):

	Balance Sheet Classification	December 29, 2012	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$964	$964	$—	$—
Available-for-sale securities	Other current assets	41	41	—	—
Trading securities	Other assets	231	231	—	—
Total assets		$1,236	$1,236	$—	$—

	Balance Sheet Classification	December 31, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$745	$745	$—	$—
Available-for-sale securities	Other current assets	39	39	—	—
Trading securities	Other assets	205	205	—	—
Interest rate swap	Other assets	18	—	18	—
Total assets		$1,007	$989	$18	$—